CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 1,749	$ 4,790	$ 10,293
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustments	250	118	(187)
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the year ended December 31, 2010, 2011 and 2012, respectively	339
Total comprehensive income	2,338	4,908	10,106
Comprehensive loss attributable to the noncontrolling interests	208
Total comprehensive income attributable to Xueda Education Group	$ 2,546	$ 4,908	$ 10,106